Consolidated Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revenue
Services	$ 59,453		$ 60,721	$ 56,868
Sales	43,014		44,063	40,736
Financing	2,040		2,132	2,267
Total revenue	104,507		106,916	99,870	[1]
Cost
Services	39,166		40,740	38,383
Sales	13,956		14,973	14,374
Financing	1,087		1,065	1,100
Total cost	54,209		56,778	53,857
Gross profit	50,298		50,138	46,014	[1]
Expense and other income
Selling, general and administrative	23,553		23,594	21,837
Research, development and engineering (Note O)	6,302		6,258	6,026
Intellectual property and custom development income	(1,074)		(1,108)	(1,154)
Other (income) and expense	(843)		(20)	(787)
Interest expense (Note D&J)	459		411	368
Total expense and other income	28,396	[1]	29,135	26,291	[1]
Income before income taxes	21,902		21,003	19,723
Provision for income taxes (Note N)	5,298		5,148	4,890
Net income	$ 16,604		$ 15,855	$ 14,833
Earnings per share of common stock
Assuming dilution (in dollars per share) (Note P)	$ 14.37		$ 13.06	$ 11.52
Basic (in dollars per share) (Note P)	$ 14.53		$ 13.25	$ 11.69
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	1,155,449,317		1,213,767,985	1,287,355,388
Basic (in shares)	1,142,508,521		1,196,951,006	1,268,789,202

[1]	Amounts may not add due to rounding.